SHARE BASED COMPENSATION - Fair value of options (Details) - Stock options	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Fair value of options
Exercise multiple	2.5	2.5	2.5
Minimum
Fair value of options
Risk-free interest rate	0.55%	1.55%	2.46%
Expected volatility range	49.00%	60.37%	62.14%
Fair market value per ordinary share as at grant dates	$ 1.74	$ 9.61	$ 9.46
Maximum
Fair value of options
Risk-free interest rate	0.93%	2.50%	3.11%
Expected volatility range	65.00%	64.48%	63.61%
Fair market value per ordinary share as at grant dates	$ 4.83	$ 9.80	$ 9.61